Schedule of Investments (unaudited)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)	58,792	$ 2,521,001
Aerojet Rocketdyne Holdings, Inc.(a)	358,002	15,419,146
Astra Space, Inc.(a)(b)	187,417	159,848
Astronics Corp.(a)(b)	87,253	803,600
Ducommun, Inc.(a)	959	42,196
HEICO Corp., Class A	7,898	968,137
Kratos Defense & Security Solutions, Inc.(a)	149,212	1,871,118
Moog, Inc., Class A	211,673	15,871,242
Parsons Corp.(a)	8,076	334,185
V2X, Inc.(a)	47,989	1,663,299
		39,653,772
Air Freight & Logistics — 0.7%
Forward Air Corp.	13,758	1,335,077
Hub Group, Inc., Class A(a)	304,688	24,317,149
Radiant Logistics, Inc.(a)	2,988	20,916
		25,673,142
Airlines — 0.1%
Spirit Airlines, Inc.(a)	167,801	3,805,727
Wheels Up Experience, Inc.(a)(b)	380,761	712,023
		4,517,750
Auto Components — 0.8%
Adient PLC(a)	54,380	1,805,416
Cooper-Standard Holdings, Inc.(a)	86,147	674,531
Dana, Inc.	50,165	776,053
Fox Factory Holding Corp.(a)	28,177	2,626,378
Goodyear Tire & Rubber Co.(a)	248,969	3,493,035
LCI Industries	97,566	11,304,972
Modine Manufacturing Co.(a)	67,778	1,015,315
Patrick Industries, Inc.	67,499	3,575,422
Visteon Corp.(a)	49,070	5,880,058
XL Fleet Corp.(a)	883	989
		31,152,169
Automobiles — 0.2%
Winnebago Industries, Inc.	145,633	8,385,548
Banks — 8.2%
1st Source Corp.	14,079	664,388
Ameris Bancorp	26,846	1,253,171
Associated Banc-Corp.	143,709	2,879,928
BancFirst Corp.	49,354	5,323,322
Bancorp, Inc.(a)(b)	76,314	1,810,168
BankFinancial Corp.	48,174	479,331
Banner Corp.	59,577	3,619,898
Bar Harbor Bankshares	5,243	148,534
Byline Bancorp, Inc.	5,204	113,499
Cadence Bank	215,119	5,481,232
Capital Bancorp, Inc.	416	10,304
Capital City Bank Group, Inc.	153,045	4,886,727
Capstar Financial Holdings, Inc.	94,547	1,905,122
Carter Bankshares, Inc.(a)	39,944	657,878
Cathay General Bancorp	55,069	2,309,594
Coastal Financial Corp.(a)	1,536	61,747
Colony Bankcorp, Inc.	1,151	16,252
Community Trust Bancorp, Inc.	61,596	2,602,431
ConnectOne Bancorp, Inc.	36,560	915,097
Customers Bancorp, Inc.(a)	43,470	1,507,974
Enterprise Bancorp, Inc.	125	4,022
Farmers National Banc Corp.	4,320	61,733
FB Financial Corp.	209,785	8,311,682
Financial Institutions, Inc.	28,633	745,317
Security	Shares	Value
Banks (continued)
First Bancshares, Inc.(b)	27,048	$ 808,735
First Bank/Hamilton NJ	2,298	34,447
First Busey Corp.	26,344	605,912
First Business Financial Services, Inc.	25,859	860,588
First Commonwealth Financial Corp.	70,246	946,916
First Community Bankshares, Inc.	70,120	2,210,884
First Financial Bankshares, Inc.(b)	216,782	9,215,403
First Financial Corp.	78,082	3,630,813
First Financial Northwest, Inc.	127,464	1,919,608
First Foundation, Inc.	26,647	505,227
First Interstate BancSystem, Inc., Class A	475,320	19,136,383
First United Corp.	33,321	583,117
Fulton Financial Corp.	1,253,280	20,340,734
Glacier Bancorp, Inc.	36,573	1,853,520
Hancock Whitney Corp.	653,306	31,508,948
HarborOne Bancorp, Inc.	16,087	219,427
HBT Financial, Inc.	156,158	2,823,337
Heartland Financial USA, Inc.	721,667	32,236,865
Heritage Commerce Corp.	217,018	2,450,133
Horizon Bancorp, Inc.	60,412	1,142,995
Independent Bank Corp.	124,198	2,548,543
Lakeland Bancorp, Inc.	194,671	3,171,191
Mercantile Bank Corp.	58,901	1,948,445
Meridian Corp.	220	6,670
Mid Penn Bancorp, Inc.	107,521	3,127,786
Midland States Bancorp, Inc.	172,341	4,324,036
MidWestOne Financial Group, Inc.	12,909	393,724
Northrim BanCorp, Inc.	106,720	4,327,496
Northwest Bancshares, Inc.	127	1,787
OceanFirst Financial Corp.	652,208	12,678,923
Old National Bancorp	314,140	5,242,997
Origin Bancorp, Inc.	64,734	2,644,384
Orrstown Financial Services, Inc.	1,423	36,614
PCB Bancorp	1,346	25,278
Peapack-Gladstone Financial Corp.	98,776	3,325,788
Premier Financial Corp.	252,652	6,826,657
Republic Bancorp, Inc., Class A	36,396	1,546,830
Republic First Bancorp, Inc.(a)	1,379,958	4,388,266
Riverview Bancorp, Inc.	233,852	1,648,657
Sandy Spring Bancorp, Inc.	320,346	12,339,728
Seacoast Banking Corp. of Florida	6,760	218,483
Sierra Bancorp	91,329	1,892,337
Simmons First National Corp., Class A	25,997	613,269
SmartFinancial, Inc.	37,109	931,065
South Plains Financial, Inc.	54,235	1,471,396
Southern First Bancshares, Inc.(a)	1,656	71,390
SouthState Corp.	110,164	8,597,199
Summit Financial Group, Inc.	8,182	233,351
Texas Capital Bancshares, Inc.(a)	30,454	1,797,700
Towne Bank	211,777	6,033,527
Triumph Bancorp, Inc.(a)	14,336	887,542
UMB Financial Corp.	67,187	6,011,221
Unity Bancorp, Inc.	1,563	43,811
Univest Financial Corp.	106,761	2,647,673
USCB Financial Holdings, Inc.(a)	910	11,830
Veritex Holdings, Inc.	71,221	2,144,464
Washington Federal, Inc.	106,184	3,398,950
Washington Trust Bancorp, Inc.	59,902	3,032,838
WesBanco, Inc.	509,255	17,421,614
Wintrust Financial Corp.	28,739	2,423,847
		309,240,650

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages — 0.5%
Celsius Holdings, Inc.(a)	27,808	$ 2,877,850
Coca-Cola Consolidated, Inc.(b)	7,999	3,794,166
Duckhorn Portfolio, Inc.(a)	463	8,445
MGP Ingredients, Inc.	3,717	406,863
Primo Water Corp.	969,259	12,736,063
		19,823,387
Biotechnology — 8.4%
2seventy bio, Inc.(a)	12,848	189,251
4D Molecular Therapeutics, Inc.(a)	37,500	294,750
89bio, Inc.(a)	198,995	887,518
ACADIA Pharmaceuticals, Inc.(a)	170,097	2,794,694
ADMA Biologics, Inc.(a)	22,491	60,726
Adverum Biotechnologies, Inc.(a)(b)	535,609	621,306
Agenus, Inc.(a)	851,654	2,299,466
Agios Pharmaceuticals, Inc.(a)	212,780	5,425,890
Akero Therapeutics, Inc.(a)(b)	55,955	657,471
Albireo Pharma, Inc.(a)	2,241	39,218
Alector, Inc.(a)(b)	294,624	3,049,358
Alkermes PLC(a)	313,677	7,424,735
Allakos, Inc.(a)	207,492	1,006,336
Allogene Therapeutics, Inc.(a)(b)	417,969	5,730,355
Allovir, Inc.(a)	20,066	150,696
Alpine Immune Sciences, Inc.(a)	1,000	7,510
ALX Oncology Holdings, Inc.(a)(b)	8,964	116,532
Amicus Therapeutics, Inc.(a)	171,930	1,930,774
Anika Therapeutics, Inc.(a)(b)	27,066	611,692
Apellis Pharmaceuticals, Inc.(a)	141,571	8,566,461
Applied Molecular Transport, Inc.(a)	65,272	96,603
Arcturus Therapeutics Holdings, Inc.(a)(b)	101,481	1,424,793
Arcus Biosciences, Inc.(a)	62,534	1,505,819
Arcutis Biotherapeutics, Inc.(a)(b)	64,445	1,736,793
Arrowhead Pharmaceuticals, Inc.(a)	14,573	578,694
Atara Biotherapeutics, Inc.(a)	406,003	1,628,072
Atossa Therapeutics, Inc.(a)(b)	533,811	491,640
Atreca, Inc., Class A(a)(b)	262,415	488,092
Avidity Biosciences, Inc.(a)(b)	95,438	1,872,494
Avita Medical, Inc.(a)	895	5,531
Avrobio, Inc.(a)	475,429	451,658
Beam Therapeutics, Inc.(a)(b)	148,361	8,100,511
Beyondspring, Inc.(a)(b)	9,468	12,498
BioAtla, Inc.(a)(b)	110,406	961,636
Biohaven Pharmaceutical Holding Co. Ltd.(a)	93,732	13,998,874
Biomea Fusion, Inc.(a)	5,814	66,861
Bioxcel Therapeutics, Inc.(a)(b)	37,409	511,755
Black Diamond Therapeutics, Inc.(a)(b)	173,106	552,208
Bluebird Bio, Inc.(a)	354,670	2,071,273
Blueprint Medicines Corp.(a)(b)	198,443	14,529,996
Bridgebio Pharma, Inc.(a)(b)	410,476	4,309,998
Brooklyn ImmunoTherapeutics, Inc.(a)	164,538	67,707
C4 Therapeutics, Inc.(a)	68,037	685,813
CareDx, Inc.(a)(b)	44,269	867,230
Caribou Biosciences, Inc.(a)	78,551	775,298
ChemoCentryx, Inc.(a)	23,516	1,198,846
Clovis Oncology, Inc.(a)(b)	465,372	521,217
Coherus Biosciences, Inc.(a)	567,800	6,348,004
Concert Pharmaceuticals, Inc.(a)(b)	783	5,152
Cue Biopharma, Inc.(a)(b)	101,836	299,398
Curis, Inc.(a)	422,429	409,756
Cyteir Therapeutics, Inc.(a)	2,314	4,998
Cytokinetics, Inc.(a)	15,407	815,955
Day One Biopharmaceuticals, Inc.(a)	14,868	349,249
Deciphera Pharmaceuticals, Inc.(a)	535,321	8,688,260
Security	Shares	Value
Biotechnology (continued)
Denali Therapeutics, Inc.(a)	308,608	$ 8,539,183
Dyne Therapeutics, Inc.(a)	81,124	795,015
Editas Medicine, Inc.(a)(b)	405,366	5,958,880
Eiger BioPharmaceuticals, Inc.(a)	7,460	61,620
Emergent BioSolutions, Inc.(a)	227,920	5,474,638
Enanta Pharmaceuticals, Inc.(a)(b)	97,348	5,926,546
Erasca, Inc.(a)(b)	15,011	135,399
Fate Therapeutics, Inc.(a)	407,127	10,642,300
FibroGen, Inc.(a)	170,345	2,119,092
Forma Therapeutics Holdings, Inc.(a)	98,799	1,323,907
Frequency Therapeutics, Inc.(a)	404,101	832,448
G1 Therapeutics, Inc.(a)	147,843	2,145,202
Generation Bio Co.(a)	18,476	94,597
Global Blood Therapeutics, Inc.(a)	18,213	1,236,663
Gossamer Bio, Inc.(a)(b)	179,014	2,497,245
Gritstone bio, Inc.(a)(b)	145,270	477,938
Halozyme Therapeutics, Inc.(a)(b)	149,952	6,107,545
Harpoon Therapeutics, Inc.(a)	176,944	293,727
Heron Therapeutics, Inc.(a)(b)	686,706	2,808,628
Homology Medicines, Inc.(a)(b)	241,354	564,768
Icosavax, Inc.(a)	5,278	24,912
IGM Biosciences, Inc.(a)	747	14,499
ImmunoGen, Inc.(a)	27,468	159,589
Inhibrx, Inc.(a)	13,642	242,009
Inovio Pharmaceuticals, Inc.(a)(b)	740,764	1,696,350
Inozyme Pharma, Inc.(a)	148,806	446,418
Insmed, Inc.(a)(b)	233,892	5,758,421
Intellia Therapeutics, Inc.(a)	147,957	8,886,297
Intercept Pharmaceuticals, Inc.(a)	249,206	4,328,708
Ironwood Pharmaceuticals, Inc.(a)(b)	334,186	3,595,841
iTeos Therapeutics, Inc.(a)	6,915	153,375
Jounce Therapeutics, Inc.(a)	2,088	7,642
Karuna Therapeutics, Inc.(a)	22,668	5,781,700
Karyopharm Therapeutics, Inc.(a)	662,750	3,353,515
Kiniksa Pharmaceuticals Ltd., Class A(a)	428,643	5,023,696
Kinnate Biopharma, Inc.(a)	15,283	221,298
Kodiak Sciences, Inc.(a)	451,736	4,521,877
Kronos Bio, Inc.(a)	30,596	122,384
Kura Oncology, Inc.(a)	56,199	778,918
Kymera Therapeutics, Inc.(a)	59,188	1,673,245
Lexicon Pharmaceuticals, Inc.(a)	11,193	30,781
MacroGenics, Inc.(a)(b)	337,944	1,341,638
Madrigal Pharmaceuticals, Inc.(a)	35,671	2,572,593
MannKind Corp.(a)(b)	382,883	1,397,523
Mersana Therapeutics, Inc.(a)	33,463	250,973
Mirum Pharmaceuticals, Inc.(a)(b)	63,746	1,592,375
Morphic Holding, Inc.(a)	22,977	632,327
Myriad Genetics, Inc.(a)	155,644	3,477,087
Natera, Inc.(a)	47,247	2,327,387
NextCure, Inc.(a)(b)	271,229	1,112,039
Nkarta, Inc.(a)(b)	9,146	131,611
Nurix Therapeutics, Inc.(a)	59,977	943,438
Olema Pharmaceuticals, Inc.(a)	155,513	614,276
Oyster Point Pharma, Inc.(a)(b)	118,721	742,006
Passage Bio, Inc.(a)	213,999	432,278
PMV Pharmaceuticals, Inc.(a)(b)	32,904	458,024
Point Biopharma Global, Inc.(a)	30,538	297,746
Poseida Therapeutics, Inc.(a)	160,214	530,308
Praxis Precision Medicines, Inc.(a)	5,607	17,494
Precigen, Inc.(a)	121,854	269,297
Prometheus Biosciences, Inc.(a)	8,451	442,072
PTC Therapeutics, Inc.(a)	185,151	9,246,441

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Puma Biotechnology, Inc.(a)	230,710	$ 618,303
Pyxis Oncology, Inc.(a)(b)	12,210	31,624
Recursion Pharmaceuticals, Inc., Class A(a)	133,608	1,404,220
REGENXBIO, Inc.(a)(b)	81,691	2,409,884
Relay Therapeutics, Inc.(a)(b)	277,326	6,370,178
REVOLUTION Medicines, Inc.(a)	69,665	1,451,122
Rigel Pharmaceuticals, Inc.(a)	800,655	1,136,930
Rocket Pharmaceuticals, Inc.(a)(b)	205,973	3,174,044
Sana Biotechnology, Inc.(a)	31,069	211,580
Sangamo Therapeutics, Inc.(a)	867,907	4,686,698
Scholar Rock Holding Corp.(a)	92,729	773,360
Seres Therapeutics, Inc.(a)	222,310	1,142,673
Shattuck Labs, Inc.(a)	4,414	14,346
Silverback Therapeutics, Inc.(a)	10,661	57,996
Sorrento Therapeutics, Inc.(a)(b)	3,058,189	6,269,287
Spectrum Pharmaceuticals, Inc.(a)	1,226,886	1,386,381
SpringWorks Therapeutics, Inc.(a)	89,244	2,478,306
Stoke Therapeutics, Inc.(a)	3,739	56,309
Surface Oncology, Inc.(a)	58,721	79,861
Sutro Biopharma, Inc.(a)	176,997	1,001,803
Taysha Gene Therapies, Inc.(a)	120,760	381,602
TCR2 Therapeutics, Inc.(a)	2,520	6,854
TG Therapeutics, Inc.(a)	191,146	1,362,871
Travere Therapeutics, Inc.(a)	87,065	2,329,859
Twist Bioscience Corp.(a)	161,496	6,479,220
Ultragenyx Pharmaceutical, Inc.(a)	58,402	2,785,191
UroGen Pharma Ltd.(a)(b)	74,972	558,541
Veracyte, Inc.(a)	254,946	5,200,898
Verve Therapeutics, Inc.(a)(b)	68,406	2,624,054
Vir Biotechnology, Inc.(a)	219,503	5,213,196
Vor BioPharma, Inc.(a)	1,693	8,685
Voyager Therapeutics, Inc.(a)	41,155	245,695
Xencor, Inc.(a)	15,972	421,501
Y-mAbs Therapeutics, Inc.(a)(b)	94,368	1,517,437
Zentalis Pharmaceuticals, Inc.(a)	35,916	962,908
		316,836,587
Building Products — 1.2%
Apogee Enterprises, Inc.	10,416	425,390
Builders FirstSource, Inc.(a)	130,139	7,627,447
Caesarstone Ltd.	34,912	355,753
Gibraltar Industries, Inc.(a)	43,555	1,822,777
Griffon Corp.	21,243	665,968
JELD-WEN Holding, Inc.(a)	211,226	2,355,170
Masonite International Corp.(a)	937	76,665
PGT Innovations, Inc.(a)	96,413	2,016,960
Quanex Building Products Corp.	22,901	510,692
Resideo Technologies, Inc.(a)	193,000	4,018,260
Simpson Manufacturing Co., Inc.	4,494	416,324
UFP Industries, Inc.	316,820	25,152,340
		45,443,746
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	39,327	1,327,680
AssetMark Financial Holdings, Inc.(a)	262,982	5,086,072
Blucora, Inc.(a)	14,569	292,546
Cohen & Steers, Inc.	120,910	8,630,556
Cowen, Inc., Class A	123,991	4,767,454
Donnelley Financial Solutions, Inc.(a)	82,631	3,507,686
GCM Grosvenor, Inc., Class A	3,763	29,540
Greenhill & Co., Inc.	4,987	38,998
Hamilton Lane, Inc., Class A	126,530	8,803,957
Houlihan Lokey, Inc.	99,549	7,814,596
Moelis & Co., Class A	224,669	9,359,711
Security	Shares	Value
Capital Markets (continued)
Open Lending Corp., Class A(a)	248,651	$ 2,414,401
Oppenheimer Holdings, Inc., Class A	19,518	708,503
Perella Weinberg Partners	8,355	60,072
Piper Sandler Cos.	68,350	7,830,859
PJT Partners, Inc., Class A	19,648	1,360,035
Raymond James Financial, Inc.	11,391	1,188,879
Stifel Financial Corp.(b)	404,080	23,965,985
Virtus Investment Partners, Inc.	29,200	5,584,500
WisdomTree Investments, Inc.	188,708	945,427
		93,717,457
Chemicals — 2.8%
AdvanSix, Inc.	11,812	428,303
Avient Corp.	459,446	20,137,518
Cabot Corp.	243,051	17,492,380
Chase Corp.	1,024	90,276
Ecovyst, Inc.(a)	207,537	1,917,642
FutureFuel Corp.	6,740	49,135
HB Fuller Co.	274,500	17,804,070
Ingevity Corp.(a)	94,545	6,631,386
Innospec, Inc.	66,241	6,190,884
Livent Corp.(a)	342,694	11,027,893
LSB Industries, Inc.(a)	23,437	369,836
Quaker Chemical Corp.(b)	32,512	5,667,492
Sensient Technologies Corp.	52,706	4,199,087
Stepan Co.	109,522	11,415,478
Tronox Holdings PLC, Class A	52,309	765,281
		104,186,661
Commercial Services & Supplies — 1.0%
ACCO Brands Corp.	900,855	5,342,070
BrightView Holdings, Inc.(a)	178,693	1,808,373
Cimpress PLC(a)(b)	39,562	1,328,492
CoreCivic, Inc.(a)	911	8,682
Deluxe Corp.	57,395	1,104,280
Kimball International, Inc., Class B	451,937	3,457,318
Li-Cycle Holdings Corp.(a)	3,287	23,699
Steelcase, Inc., Class A	602,993	6,741,462
Tetra Tech, Inc.	120,633	16,383,168
		36,197,544
Communications Equipment — 0.5%
Calix, Inc.(a)	220,929	13,001,672
Casa Systems, Inc.(a)	146,835	569,720
NETGEAR, Inc.(a)(b)	220,438	5,200,132
NetScout Systems, Inc.(a)(b)	48,697	1,545,643
		20,317,167
Construction & Engineering — 1.7%
Ameresco, Inc., Class A(a)	98,329	6,769,952
Concrete Pumping Holdings, Inc.(a)	800	5,360
Dycom Industries, Inc.(a)	33,659	3,773,847
EMCOR Group, Inc.	219,970	26,158,832
Fluor Corp.(a)	330,740	8,744,765
Granite Construction, Inc.	19,252	577,175
Infrastructure and Energy Alternatives, Inc.(a)	9,947	141,347
MasTec, Inc.(a)(b)	61,660	4,963,630
Matrix Service Co.(a)	91,310	518,641
MYR Group, Inc.(a)	54,770	5,090,324
Primoris Services Corp.	198,981	4,033,345
Tutor Perini Corp.(a)	250,565	1,698,831
		62,476,049
Construction Materials — 0.2%
Summit Materials, Inc., Class A(a)(b)	297,292	8,449,039

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance — 0.8%
Encore Capital Group, Inc.(a)	68,698	$ 3,756,406
Enova International, Inc.(a)	116,055	4,054,962
EZCORP, Inc., Class A(a)	3,539	30,966
LendingClub Corp.(a)	217,306	2,840,189
LendingTree, Inc.(a)	157,415	4,799,583
Navient Corp.	200,798	3,090,281
Oportun Financial Corp.(a)	22,397	114,449
PRA Group, Inc.(a)(b)	198,186	7,320,991
PROG Holdings, Inc.(a)	176,816	3,278,169
Regional Management Corp.	62,004	2,088,915
		31,374,911
Containers & Packaging — 0.1%
Greif, Inc., Class A	64,771	4,342,896
Diversified Consumer Services — 0.4%
Beachbody Co., Inc.(a)	33,933	39,362
Chegg, Inc.(a)	29,132	573,318
Coursera, Inc.(a)	55,711	640,677
Duolingo, Inc.(a)	25,664	2,412,929
Frontdoor, Inc.(a)	14,741	346,119
Laureate Education, Inc.	413,262	4,554,147
OneSpaWorld Holdings Ltd.(a)	172,308	1,518,033
Perdoceo Education Corp.(a)	73,814	854,766
PowerSchool Holdings, Inc., Class A(a)	10,756	193,608
Strategic Education, Inc.	44,662	2,889,631
Stride, Inc.(a)	15,812	603,070
		14,625,660
Diversified Financial Services — 0.0%
Cannae Holdings, Inc.(a)(b)	4,836	104,506
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)	4,151	176,210
ATN International, Inc.	1,161	54,393
Cogent Communications Holdings, Inc.	15,905	846,941
EchoStar Corp., Class A(a)(b)	140,170	2,580,530
IDT Corp., Class B(a)	18,991	485,600
Iridium Communications, Inc.(a)	418,108	18,559,814
Ooma, Inc.(a)	248,096	3,001,961
Telesat Corp.(a)	2,252	24,547
		25,729,996
Electric Utilities — 0.9%
PNM Resources, Inc.	41,162	1,952,314
Portland General Electric Co.	586,606	30,309,932
		32,262,246
Electrical Equipment — 0.9%
Atkore, Inc.(a)	141,514	11,945,197
Bloom Energy Corp., Class A(a)	543,120	13,800,679
Encore Wire Corp.	19,984	2,599,918
Enovix Corp.(a)	21,070	466,068
LSI Industries, Inc.	73,401	568,124
Shoals Technologies Group, Inc., Class A(a)	61,564	1,623,443
Sunrun, Inc.(a)	42,055	1,389,077
TPI Composites, Inc.(a)	34,738	645,779
		33,038,285
Electronic Equipment, Instruments & Components — 2.2%
Benchmark Electronics, Inc.	168,165	4,616,129
Daktronics, Inc.(a)	7,812	24,998
ePlus, Inc.(a)	268,574	12,655,207
FARO Technologies, Inc.(a)	63,239	2,121,669
Insight Enterprises, Inc.(a)	39,045	3,557,780
Itron, Inc.(a)	122,385	5,823,078
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	645,734	$ 9,782,870
OSI Systems, Inc.(a)	179,098	14,922,445
PC Connection, Inc.	179,689	8,926,950
Plexus Corp.(a)	628	58,862
Sanmina Corp.(a)	177,063	8,591,097
ScanSource, Inc.(a)	137,217	3,975,177
Vishay Intertechnology, Inc.	382,362	7,521,061
		82,577,323
Energy Equipment & Services — 2.3%
Archrock, Inc.	546,165	4,036,159
Borr Drilling Ltd.(a)	396,963	1,591,822
Cactus, Inc., Class A	70,805	2,828,660
ChampionX Corp.	458,211	9,993,582
Diamond Offshore Drilling, Inc.(a)(b)	127,768	908,431
Dril-Quip, Inc., Class A(a)	34,188	756,580
Expro Group Holdings NV(a)	12,622	170,649
Helix Energy Solutions Group, Inc.(a)	284,820	1,230,422
Helmerich & Payne, Inc.	88,717	3,792,652
Liberty Energy, Inc.(a)	882,238	13,233,570
Nabors Industries Ltd.(a)	43,870	5,813,214
National Energy Services Reunited Corp.(a)	5,190	36,434
Newpark Resources, Inc.(a)	2,233	6,431
NexTier Oilfield Solutions, Inc.(a)	226,755	2,124,694
Noble Corp.(a)	85,407	2,592,103
Oceaneering International, Inc.(a)	731,848	6,476,855
Oil States International, Inc.(a)	263,122	1,289,298
Patterson-UTI Energy, Inc.	538,308	8,020,789
ProPetro Holding Corp.(a)	921,264	8,438,778
RPC, Inc.(b)	37,108	295,009
Solaris Oilfield Infrastructure, Inc., Class A	144,726	1,548,568
Tidewater, Inc.(a)	60,576	1,342,364
U.S. Silica Holdings, Inc.(a)	48,134	675,320
Valaris Ltd.(a)	177,433	9,045,534
		86,247,918
Entertainment — 0.2%
Chicken Soup For The Soul Entertainment, Inc.(a)	1,166	10,037
Cinemark Holdings, Inc.(a)(b)	431,613	6,077,111
Eros Media World PLC(a)	23,977	2,398
Lions Gate Entertainment Corp., Class A(a)	55,245	544,163
Marcus Corp.	31,385	504,985
Reservoir Media, Inc.(a)	579	3,792
Skillz, Inc.(a)(b)	310,290	412,686
		7,555,172
Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust	739,842	11,785,683
Alexander & Baldwin, Inc.	157,198	2,944,319
American Assets Trust, Inc.	164,671	4,571,267
Apartment Investment and Management Co., Class A(a)	260,818	2,305,631
Armada Hoffler Properties, Inc.	162,123	2,128,675
Ashford Hospitality Trust, Inc.(a)(b)	86,689	795,805
Bluerock Residential Growth REIT, Inc.	44,168	1,177,077
Braemar Hotels & Resorts, Inc.	2,197,539	11,317,326
Brandywine Realty Trust	55,347	444,436
CatchMark Timber Trust, Inc., Class A	61,711	657,222
Corporate Office Properties Trust(b)	492,829	12,734,701
Diversified Healthcare Trust	22,142	32,327
EastGroup Properties, Inc.(b)	31,039	5,122,366
Essential Properties Realty Trust, Inc.	123,948	2,806,183
First Industrial Realty Trust, Inc.	143,348	7,264,877
Four Corners Property Trust, Inc.	254,708	6,849,098

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co.	331,054	$ 3,168,187
National Storage Affiliates Trust	95,208	4,809,908
Necessity Retail REIT, Inc.	495,689	3,697,840
NexPoint Residential Trust, Inc.	97,525	5,151,270
Outfront Media, Inc.	2,262,666	40,049,188
Paramount Group, Inc.	1,209,171	8,379,555
Piedmont Office Realty Trust, Inc., Class A	193,323	2,277,345
RPT Realty	208,325	2,006,170
Ryman Hospitality Properties, Inc.(a)	57,307	4,711,782
Terreno Realty Corp.	299,022	18,237,352
		165,425,590
Food & Staples Retailing — 0.4%
Andersons, Inc.	160,558	5,945,463
Performance Food Group Co.(a)	54,838	2,740,803
SpartanNash Co.	18,359	558,664
Sprouts Farmers Market, Inc.(a)(b)	184,780	5,340,142
		14,585,072
Food Products — 1.1%
Calavo Growers, Inc.	8,812	370,456
Cal-Maine Foods, Inc.	73,088	3,918,248
Hain Celestial Group, Inc.(a)	72,675	1,472,395
Hostess Brands, Inc.(a)	616,917	14,300,136
Lancaster Colony Corp.	35,925	6,055,159
Landec Corp.(a)	525	5,512
Mission Produce, Inc.(a)	48,716	784,328
Seneca Foods Corp., Class A(a)	64,528	3,409,014
Simply Good Foods Co.(a)	165,105	5,043,958
SunOpta, Inc.(a)	17,577	174,540
TreeHouse Foods, Inc.(a)	32,483	1,513,708
Vital Farms, Inc.(a)	414,605	5,369,135
Whole Earth Brands, Inc.(a)	839	4,287
		42,420,876
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A	471,130	22,425,788
Northwest Natural Holding Co.	44,993	2,142,117
ONE Gas, Inc.	122,408	9,580,874
Southwest Gas Holdings, Inc.	49,844	3,880,355
Spire, Inc.	23,596	1,649,125
		39,678,259
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.(a)	371,270	883,623
Alphatec Holdings, Inc.(a)	18,367	139,406
Apollo Endosurgery, Inc.(a)	692	3,820
Artivion, Inc.(a)	175,531	3,889,767
AtriCure, Inc.(a)	67,121	3,062,060
Atrion Corp.	5,188	3,133,293
Axonics, Inc.(a)	7,135	515,504
Bausch + Lomb Corp.(a)(b)	392,890	5,846,203
Butterfly Network, Inc.(a)	23,076	143,763
Cardiovascular Systems, Inc.(a)	159,817	2,111,183
Cerus Corp.(a)	258,159	1,061,033
Glaukos Corp.(a)	3,511	170,459
Haemonetics Corp.(a)	27,618	2,072,179
Heska Corp.(a)	64,425	5,867,185
Inspire Medical Systems, Inc.(a)	35,343	6,767,831
Integer Holdings Corp.(a)(b)	111,315	7,020,637
Invacare Corp.(a)(b)	69,648	60,246
iRhythm Technologies, Inc.(a)	26,034	3,838,713
Lantheus Holdings, Inc.(a)	93,071	7,333,995
LeMaitre Vascular, Inc.	88,878	4,388,796
LivaNova PLC(a)	43,544	2,449,350
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc.(a)	66,192	$ 2,157,197
Merit Medical Systems, Inc.(a)	228,005	13,504,736
Neogen Corp.(a)	10,313	215,542
NeuroPace, Inc.(a)	911	3,744
Nevro Corp.(a)	94,436	4,279,840
NuVasive, Inc.(a)	166,738	7,088,032
OraSure Technologies, Inc.(a)	698,600	2,857,274
Orthofix Medical, Inc.(a)	2,724	54,208
Outset Medical, Inc.(a)(b)	13,946	255,072
Pulmonx Corp.(a)	20,416	375,042
QuidelOrtho Corp.(a)	6,589	522,244
Sanara Medtech, Inc.(a)	171	5,857
SeaSpine Holdings Corp.(a)	64,205	410,912
Shockwave Medical, Inc.(a)	57,164	16,969,705
SI-BONE, Inc.(a)(b)	33,159	547,123
Sight Sciences, Inc.(a)	28,584	199,230
Silk Road Medical, Inc.(a)(b)	75,012	2,987,728
STAAR Surgical Co.(a)	50,863	4,811,131
Tactile Systems Technology, Inc.(a)	177,620	1,465,365
Varex Imaging Corp.(a)(b)	105,837	2,232,102
ViewRay, Inc.(a)	62,396	213,394
		121,914,524
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.(a)	278,159	4,787,116
23andMe Holding Co., Class A(a)	30,153	101,616
Addus HomeCare Corp.(a)	24,272	2,165,548
Alignment Healthcare, Inc.(a)	44,953	683,735
AMN Healthcare Services, Inc.(a)	89,566	9,193,054
ATI Physical Therapy, Inc.(a)	1,960	1,764
Aveanna Healthcare Holdings, Inc.(a)(b)	142,707	259,727
Brookdale Senior Living, Inc.(a)(b)	288,603	1,269,853
Castle Biosciences, Inc.(a)	11,925	345,825
Clover Health Investments Corp.(a)(b)	494,484	1,290,603
CorVel Corp.(a)	19,074	2,963,718
Cross Country Healthcare, Inc.(a)	121,791	3,091,056
Ensign Group, Inc.	294,120	25,088,436
Hanger, Inc.(a)	58,289	1,085,924
HealthEquity, Inc.(a)	196,306	12,971,901
LHC Group, Inc.(a)	45,945	7,418,739
ModivCare, Inc.(a)	936	101,388
OPKO Health, Inc.(a)(b)	795,289	1,733,730
Option Care Health, Inc.(a)(b)	366,025	11,332,134
Patterson Cos., Inc.	208,252	5,808,148
PetIQ, Inc.(a)	113,816	1,063,041
Privia Health Group, Inc.(a)(b)	15,894	632,422
Progyny, Inc.(a)	167,426	6,732,199
Sonida Senior Living, Inc.(a)	142	2,876
Viemed Healthcare, Inc.(a)	189,684	1,124,826
		101,249,379
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.(a)	881,356	14,983,052
American Well Corp., Class A(a)(b)	1,028,481	4,679,588
Convey Health Solutions Holdings, Inc.(a)	24,808	260,236
Evolent Health, Inc., Class A(a)	480,320	17,651,760
Health Catalyst, Inc.(a)	241,114	2,893,368
HealthStream, Inc.(a)(b)	7,687	170,113
Multiplan Corp.(a)(b)	232,929	819,910
NextGen Healthcare, Inc.(a)	60,036	1,029,017
Phreesia, Inc.(a)(b)	233,750	5,998,025
Schrodinger, Inc.(a)	40,406	1,108,741

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology (continued)
Sharecare, Inc.(a)	71,693	$ 131,198
Teladoc Health, Inc.(a)	13,313	413,502
		50,138,510
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.(a)(b)	226,438	2,130,782
BJ’s Restaurants, Inc.(a)	141,031	3,537,057
Bloomin’ Brands, Inc.	87,327	1,765,752
Century Casinos, Inc.(a)	666	4,908
Cheesecake Factory, Inc.	102,721	3,145,317
Cracker Barrel Old Country Store, Inc.	47,585	5,136,325
Dave & Buster’s Entertainment, Inc.(a)(b)	111,275	4,600,108
EBET, Inc.(a)	16,880	31,397
Fiesta Restaurant Group, Inc.(a)	710	4,736
GAN Ltd.(a)	11,110	28,664
Hilton Grand Vacations, Inc.(a)	121,146	4,940,334
International Game Technology PLC(b)	674,685	12,103,849
NEOGAMES SA(a)	6,621	105,870
Papa John’s International, Inc.	201,009	16,247,557
PlayAGS, Inc.(a)	112,983	831,555
Red Robin Gourmet Burgers, Inc.(a)	7,922	58,860
Rush Street Interactive, Inc.(a)	73,613	356,287
Shake Shack, Inc., Class A(a)	208,035	9,914,948
Texas Roadhouse, Inc.	207,593	18,425,955
Wingstop, Inc.	111,113	12,651,326
		96,021,587
Household Durables — 1.1%
Century Communities, Inc.	23,204	1,083,395
Ethan Allen Interiors, Inc.	188,970	4,491,817
GoPro, Inc., Class A(a)(b)	774,044	4,713,928
Hooker Furnishings Corp.	37,568	596,204
Installed Building Products, Inc.	12,720	1,151,923
iRobot Corp.(a)(b)	41,360	2,435,277
KB Home	21,694	621,533
MDC Holdings, Inc.	602,109	18,713,548
Meritage Homes Corp.(a)	40,252	3,153,744
Skyline Champion Corp.(a)	27,650	1,566,925
Taylor Morrison Home Corp.(a)	96,995	2,435,544
Tri Pointe Homes, Inc.(a)	116,041	2,010,991
		42,974,829
Household Products — 0.3%
Central Garden & Pet Co.(a)	15,330	611,974
Central Garden & Pet Co., Class A(a)	277,744	10,487,613
Energizer Holdings, Inc.	56,757	1,594,872
Oil-Dri Corp. of America	1,758	48,503
		12,742,962
Independent Power and Renewable Electricity Producers — 1.2%
Brookfield Renewable Corp., Class A	179,244	6,881,177
Clearway Energy, Inc., Class A	272,394	9,392,145
Clearway Energy, Inc., Class C	504,109	18,702,444
Sunnova Energy International, Inc.(a)(b)	403,267	10,170,394
		45,146,160
Insurance — 1.3%
Ambac Financial Group, Inc.(a)	105,236	1,588,011
CNO Financial Group, Inc.	45,358	835,041
Donegal Group, Inc., Class A	108,758	1,579,166
eHealth, Inc.(a)	124,107	794,285
Enstar Group Ltd.(a)	12,527	2,370,735
Genworth Financial, Inc., Class A(a)	559,981	2,363,120
Goosehead Insurance, Inc., Class A(a)	35,592	1,850,784
Heritage Insurance Holdings, Inc.	196,911	519,845
Security	Shares	Value
Insurance (continued)
Kinsale Capital Group, Inc.	475	$ 120,451
Lemonade, Inc.(a)(b)	114,361	2,529,665
Mercury General Corp.	90,568	2,889,119
RLI Corp.	92,259	10,126,348
Selective Insurance Group, Inc.	207,661	16,492,437
Selectquote, Inc.(a)(b)	212,882	236,299
Trupanion, Inc.(a)(b)	34,354	2,424,705
United Fire Group, Inc.	32,850	966,775
Universal Insurance Holdings, Inc.	9,642	115,125
		47,801,911
Interactive Media & Services — 0.4%
Cargurus, Inc.(a)	102,198	1,911,103
DHI Group, Inc.(a)	3,553	18,120
Eventbrite, Inc., Class A(a)	229,088	1,628,816
EverQuote, Inc., Class A(a)	103,182	892,524
FaZe Holdings, Inc.(a)(b)	1,224	23,256
Outbrain, Inc.(a)	11,954	52,717
Shutterstock, Inc.	70,432	3,902,637
TrueCar, Inc.(a)	158,931	346,470
Vimeo, Inc.(a)	251,834	1,490,857
Yelp, Inc.(a)	81,252	2,776,381
ZipRecruiter, Inc., Class A(a)	58,531	976,297
		14,019,178
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)	417,903	3,627,398
CarParts.com, Inc.(a)	4,751	30,786
ContextLogic, Inc., Class A(a)(b)	1,105,792	1,437,530
Lands’ End, Inc.(a)	46,682	645,145
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	1,040
Overstock.com, Inc.(a)	427,925	11,168,843
Poshmark, Inc., Class A(a)	6,609	71,509
RealReal, Inc.(a)	308,322	659,809
Stitch Fix, Inc., Class A(a)	378,228	1,898,705
ThredUp, Inc., Class A(a)	56,613	136,437
		19,677,202
IT Services — 1.9%
AvidXchange Holdings, Inc.(a)	107,520	837,581
Backblaze, Inc., Class A(a)	869	5,657
BigCommerce Holdings, Inc., Series 1(a)	53,925	898,930
Conduent, Inc.(a)	1,307,961	5,349,560
CSG Systems International, Inc.	293,362	16,970,992
Edgio, Inc.(a)	263,570	969,938
ExlService Holdings, Inc.(a)	1,638	274,709
Fastly, Inc., Class A(a)(b)	17,015	159,090
Flywire Corp.(a)	36,906	917,483
Hackett Group, Inc.	275,241	5,650,698
International Money Express, Inc.(a)	76,331	1,709,814
Marqeta, Inc., Class A(a)(b)	1,257,201	9,793,596
MoneyGram International, Inc.(a)	87,530	901,559
Payoneer Global, Inc.(a)	21,697	143,634
Paysafe Ltd.(a)	359,790	593,653
Perficient, Inc.(a)	50,709	3,960,373
Sabre Corp.(a)	327,551	2,355,092
Squarespace, Inc., Class A(a)(b)	24,537	515,277
StoneCo Ltd., Class A(a)(b)	1,520,943	14,418,540
TTEC Holdings, Inc.	41,712	2,183,623
Unisys Corp.(a)	36,417	339,042
Verra Mobility Corp.(a)(b)	60,089	957,819
		69,906,660
Leisure Products — 0.1%
Callaway Golf Co.(a)(b)	12,097	267,707

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Escalade, Inc.	357	$ 4,180
Malibu Boats, Inc., Class A(a)	47,878	2,874,116
		3,146,003
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc.(a)	145,355	1,552,391
Adaptive Biotechnologies Corp.(a)	196,126	1,749,444
Berkeley Lights, Inc.(a)	292,963	1,075,174
Bionano Genomics, Inc.(a)(b)	540,482	1,340,395
Codexis, Inc.(a)	298,788	2,094,504
Medpace Holdings, Inc.(a)(b)	19,092	2,818,170
NanoString Technologies, Inc.(a)	191,255	2,593,418
NeoGenomics, Inc.(a)	324,358	3,259,798
Pacific Biosciences of California, Inc.(a)(b)	356,712	2,090,332
Personalis, Inc.(a)	582,237	1,927,205
Quanterix Corp.(a)	34,687	324,324
Quantum-Si, Inc.(a)	94,983	296,347
Seer, Inc.(a)(b)	77,023	777,932
Singular Genomics Systems, Inc.(a)(b)	117,616	314,035
SomaLogic, Inc.(a)(b)	4,091	15,055
		22,228,524
Machinery — 3.4%
Altra Industrial Motion Corp.	304,032	11,538,014
Astec Industries, Inc.	94,520	3,608,774
Chart Industries, Inc.(a)(b)	35,665	6,914,017
Columbus McKinnon Corp	14,860	455,162
Desktop Metal, Inc., Class A(a)(b)	616,427	1,960,238
Douglas Dynamics, Inc.	1,430	41,613
EnPro Industries, Inc.	10,915	988,462
Evoqua Water Technologies Corp.(a)	131,039	4,596,848
Franklin Electric Co., Inc.	325,415	28,262,293
Hyliion Holdings Corp.(a)(b)	388,571	1,363,884
Hyster-Yale Materials Handling, Inc.	28,350	825,836
Kadant, Inc.	59	10,586
Kennametal, Inc.	427,627	10,023,577
Lightning eMotors, Inc.(a)	6,144	17,449
Luxfer Holdings PLC	1,858	30,564
Manitowoc Co., Inc.(a)	394,924	3,771,524
Mayville Engineering Co., Inc.(a)	5,547	38,607
Microvast Holdings, Inc.(a)(b)	87,903	216,241
Mueller Industries, Inc.	54,178	3,422,424
Nikola Corp.(a)(b)	371,430	1,990,865
NN, Inc.(a)	1,027	2,198
Proterra, Inc.(a)	5,488	33,148
Proto Labs, Inc.(a)	141,348	5,427,763
Shyft Group, Inc.	4,618	110,601
SPX Technologies, Inc.(a)	27,714	1,581,361
Standex International Corp.	11,058	999,754
Tennant Co.	15,945	962,281
Terex Corp.	391,420	13,002,972
Titan International, Inc.(a)	38,265	536,858
Wabash National Corp.	109,149	1,795,501
Watts Water Technologies, Inc., Class A	156,619	21,694,864
		126,224,279
Marine — 0.3%
Genco Shipping & Trading Ltd.	127,626	1,749,753
Golden Ocean Group Ltd.	274,105	2,628,667
Matson, Inc.	115,379	8,498,817
		12,877,237
Media — 0.7%
Advantage Solutions, Inc.(a)	4,570	16,635
AMC Networks, Inc., Class A(a)	84,392	2,260,862
Security	Shares	Value
Media (continued)
Cardlytics, Inc.(a)(b)	134,380	$ 1,779,191
Clear Channel Outdoor Holdings, Inc.(a)	16,796	26,874
comScore, Inc.(a)(b)	273,850	596,993
Emerald Holding, Inc.(a)	2,401	9,196
Entravision Communications Corp., Class A	328,128	1,666,890
EW Scripps Co., Class A(a)	222,651	3,328,632
iHeartMedia, Inc., Class A(a)	106,517	942,675
Integral Ad Science Holding Corp.(a)	5,725	46,544
Magnite, Inc.(a)	66,126	497,929
Scholastic Corp.	24,703	1,134,115
Sinclair Broadcast Group, Inc., Class A	265,353	5,861,648
TEGNA, Inc.	343,958	7,360,701
Townsquare Media, Inc., Class A(a)	2,943	25,604
		25,554,489
Metals & Mining — 1.0%
5E Advanced Materials, Inc.(a)	5,170	77,550
Coeur Mining, Inc.(a)	786,102	2,169,641
Commercial Metals Co.	77,928	3,156,863
Constellium SE(a)	657,243	8,754,477
Materion Corp.	40,630	3,506,775
Novagold Resources, Inc.(a)(b)	545,034	2,414,501
Olympic Steel, Inc.	37,243	980,236
Perpetua Resources Corp.(a)	713	1,840
Ryerson Holding Corp.	50,179	1,430,101
Schnitzer Steel Industries, Inc., Class A	197,275	6,517,966
TimkenSteel Corp.(a)(b)	100,126	1,535,933
Worthington Industries, Inc.	124,696	6,358,249
		36,904,132
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AFC Gamma, Inc.	15,643	272,032
Arbor Realty Trust, Inc.	740,481	11,092,405
Granite Point Mortgage Trust, Inc.	64,207	604,830
Great Ajax Corp.	175,225	1,585,786
Ladder Capital Corp.	76,477	845,836
MFA Financial, Inc.	56,569	618,299
TPG RE Finance Trust, Inc.	2,111	19,548
		15,038,736
Multiline Retail — 0.4%
Big Lots, Inc.	51,499	1,059,334
Dillard’s, Inc., Class A(b)	26,157	7,748,750
Macy’s, Inc.	411,392	7,125,310
		15,933,394
Multi-Utilities — 1.3%
Black Hills Corp.	377,986	28,530,383
NorthWestern Corp.	349,533	18,518,258
Unitil Corp.	22,608	1,177,651
		48,226,292
Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.(a)	76,607	570,722
Antero Resources Corp.(a)	26,611	1,066,569
Archaea Energy, Inc.(a)	6,718	132,748
Ardmore Shipping Corp.(a)	6,734	64,916
Centennial Resource Development, Inc., Class A(a)	338,654	2,787,122
Chesapeake Energy Corp.	89,709	9,014,857
Chord Energy Corp.	62,664	8,870,089
Clean Energy Fuels Corp.(a)(b)	356,096	2,392,965
CNX Resources Corp.(a)(b)	223,377	3,947,072
Comstock Resources, Inc.(a)	15,994	313,482
Delek U.S. Holdings, Inc.	335,892	9,488,949

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.(a)(b)	88,083	$ 715,234
Evolution Petroleum Corp.	275,358	1,910,985
Golar LNG Ltd.(a)	156,131	4,257,692
Matador Resources Co.	210,353	12,537,039
Murphy Oil Corp.	350,798	13,670,598
Navigator Holdings Ltd.(a)	464	5,610
Nordic American Tankers Ltd.	532,356	1,384,126
Ovintiv, Inc.	347,519	18,467,160
Par Pacific Holdings, Inc.(a)	225,101	4,231,899
PBF Energy, Inc., Class A(a)	377,452	12,893,760
Range Resources Corp.(a)	61,985	2,036,827
SandRidge Energy, Inc.(a)(b)	45,889	962,751
Scorpio Tankers, Inc.	221,256	9,204,250
SM Energy Co.	382,432	16,853,778
Southwestern Energy Co.(a)	89,700	671,853
Talos Energy, Inc.(a)	289,140	5,993,872
Teekay Tankers Ltd., Class A(a)	36,502	897,949
W&T Offshore, Inc.(a)	135,835	882,927
World Fuel Services Corp.	147,865	3,814,917
		150,042,718
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc.(a)	70,893	1,436,292
Personal Products — 1.1%
BellRing Brands, Inc.(a)	73,399	1,738,822
elf Beauty, Inc.(a)	272,301	10,382,837
Herbalife Nutrition Ltd.(a)	715,135	18,657,872
Honest Co., Inc.(a)(b)	13,327	48,110
Medifast, Inc.	74,101	9,298,194
Nature’s Sunshine Products, Inc.(a)	911	8,837
USANA Health Sciences, Inc.(a)	22,605	1,458,475
		41,593,147
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.(a)	150,728	2,398,082
Aerie Pharmaceuticals, Inc.(a)	28,948	437,115
Amneal Pharmaceuticals, Inc.(a)(b)	41,476	90,003
Amphastar Pharmaceuticals, Inc.(a)	338,821	10,029,102
Arvinas, Inc.(a)	58,217	2,464,908
Atea Pharmaceuticals, Inc.(a)	580,962	4,357,215
Cassava Sciences, Inc.(a)(b)	38,274	984,790
Collegium Pharmaceutical, Inc.(a)	49,728	874,218
Corcept Therapeutics, Inc.(a)	382,623	9,879,326
Edgewise Therapeutics, Inc.(a)	47,325	477,036
Endo International PLC(a)(b)	724,513	77,523
Esperion Therapeutics, Inc.(a)	191,754	1,430,485
Fulcrum Therapeutics, Inc.(a)	39,505	292,337
Harmony Biosciences Holdings, Inc.(a)(b)	54,199	2,379,878
Intra-Cellular Therapies, Inc.(a)	93,721	4,710,417
Marinus Pharmaceuticals, Inc.(a)	15,901	110,671
Nektar Therapeutics(a)(b)	479,722	1,890,105
NGM Biopharmaceuticals, Inc.(a)	251,519	3,548,933
Nuvation Bio, Inc.(a)(b)	54,424	152,387
Ocular Therapeutix, Inc.(a)	8,370	42,520
Pacira BioSciences, Inc.(a)	18,419	966,629
Phathom Pharmaceuticals, Inc.(a)(b)	14,657	125,171
Pliant Therapeutics, Inc.(a)	148,017	2,853,768
Prestige Consumer Healthcare, Inc.(a)	308,807	15,619,458
Provention Bio, Inc.(a)	774	3,344
Reata Pharmaceuticals, Inc., Class A(a)(b)	62,825	1,502,146
Relmada Therapeutics, Inc.(a)	32,872	957,890
Revance Therapeutics, Inc.(a)	204,625	4,072,037
Supernus Pharmaceuticals, Inc.(a)	210,684	7,211,713
Security	Shares	Value
Pharmaceuticals (continued)
Tarsus Pharmaceuticals, Inc.(a)	11,827	$ 181,899
Theravance Biopharma, Inc.(a)	83,787	754,921
Tricida, Inc.(a)	57,726	722,730
Xeris Biopharma Holdings, Inc.(a)(b)	179,696	300,092
		81,898,849
Professional Services — 2.2%
ASGN, Inc.(a)	106,546	10,302,998
First Advantage Corp.(a)(b)	38,428	531,843
Forrester Research, Inc.(a)	42,252	1,757,261
Franklin Covey Co.(a)	97,573	4,641,547
Heidrick & Struggles International, Inc.	34,104	970,600
Insperity, Inc.	241,393	26,316,665
KBR, Inc.	288,411	13,930,251
Kelly Services, Inc., Class A	140,591	2,264,921
Kforce, Inc.	147,486	8,070,434
Korn Ferry	69,166	4,213,593
ManTech International Corp., Class A	46,146	4,425,863
TriNet Group, Inc.(a)	50,842	4,189,381
Upwork, Inc.(a)(b)	28,523	496,300
		82,111,657
Real Estate Management & Development — 1.2%
Anywhere Real Estate, Inc.(a)(b)	619,670	6,054,176
Compass, Inc., Class A(a)	385,913	1,103,711
Cushman & Wakefield PLC(a)	152,608	2,283,016
DigitalBridge Group, Inc.(a)(b)	128,399	2,285,502
eXp World Holdings, Inc.(b)	28,134	363,772
FRP Holdings, Inc.(a)(b)	33,384	1,920,248
Kennedy-Wilson Holdings, Inc.	468,773	8,231,654
Marcus & Millichap, Inc.	476,055	17,794,936
RE/MAX Holdings, Inc., Class A	73,879	1,681,486
Redfin Corp.(a)(b)	40,662	333,022
RMR Group, Inc., Class A	72,707	1,893,290
		43,944,813
Road & Rail — 0.7%
ArcBest Corp.	42,844	3,450,227
Covenant Logistics Group, Inc.	146,127	4,109,091
Daseke, Inc.(a)	690	4,182
Marten Transport Ltd.	131,693	2,608,838
Saia, Inc.(a)	22,189	4,589,351
U.S. Xpress Enterprises, Inc., Class A(a)	1,693	4,165
Universal Logistics Holdings, Inc.	50,885	1,857,811
Werner Enterprises, Inc.	271,792	10,814,604
		27,438,269
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A(a)	21,848	369,013
Ambarella, Inc.(a)	57,440	3,899,027
Amkor Technology, Inc.	174,154	3,505,720
Axcelis Technologies, Inc.(a)	16,849	1,127,872
Cirrus Logic, Inc.(a)	8,100	621,189
Entegris, Inc.	19,675	1,866,764
Ichor Holdings Ltd.(a)(b)	175,288	5,384,847
Lattice Semiconductor Corp.(a)	380,623	20,515,580
MACOM Technology Solutions Holdings, Inc.(a)	43,382	2,392,517
MaxLinear, Inc.(a)(b)	178,520	6,414,224
Photronics, Inc.(a)	92,608	1,555,814
Power Integrations, Inc.	186,680	13,353,221
Semtech Corp.(a)	243,380	11,241,722
Silicon Laboratories, Inc.(a)(b)	221,855	27,805,087
SunPower Corp.(a)(b)	270,911	6,501,864
Synaptics, Inc.(a)	45,721	5,285,805

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)	93,037	$ 2,723,193
Veeco Instruments, Inc.(a)	34,208	723,157
		115,286,616
Software — 5.6%
8x8, Inc.(a)	94,341	491,517
ACI Worldwide, Inc.(a)	523,809	12,414,273
Alarm.com Holdings, Inc.(a)	65,442	4,358,437
Appfolio, Inc., Class A(a)	310	31,428
Appian Corp.(a)(b)	102,588	4,811,377
Asana, Inc., Class A(a)(b)	330,500	6,329,075
Avaya Holdings Corp.(a)(b)	321,582	511,315
Blackline, Inc.(a)(b)	40,019	2,718,891
Box, Inc., Class A(a)	710,688	18,300,216
BTRS Holdings, Inc., Class A(a)	248,742	1,681,496
C3.ai, Inc., Class A(a)	203,757	3,667,626
ChannelAdvisor Corp.(a)	26,356	397,712
Clear Secure, Inc., Class A(a)	50,701	1,163,081
CommVault Systems, Inc.(a)	9,609	521,673
Couchbase, Inc.(a)	27,547	457,005
CS Disco, Inc.(a)	15,683	216,425
Digital Turbine, Inc.(a)	207,450	3,831,601
Domo, Inc., Class B(a)	224,922	4,331,998
Duck Creek Technologies, Inc.(a)	9,963	118,560
eGain Corp.(a)	927	8,538
EngageSmart, Inc.(a)(b)	83,560	1,668,693
Everbridge, Inc.(a)	3,872	154,028
Kaleyra, Inc.(a)	4,417	7,023
KnowBe4, Inc., Class A(a)	5,018	96,446
LivePerson, Inc.(a)	438,714	5,089,082
LiveRamp Holdings, Inc.(a)	316,984	6,292,132
LiveVox Holdings, Inc.(a)(b)	14,457	30,938
Matterport, Inc.(a)	49,827	229,702
MicroStrategy, Inc., Class A(a)	5,545	1,284,000
Model N, Inc.(a)	69,901	2,090,040
Momentive Global, Inc.(a)	236,321	1,675,516
Olo, Inc., Class A(a)(b)	99,743	778,993
ON24, Inc.(a)	12,524	112,215
PagerDuty, Inc.(a)	589,869	15,360,189
Paylocity Holding Corp.(a)	7,914	1,907,274
Progress Software Corp.	194,472	9,359,937
PROS Holdings, Inc.(a)	174,265	3,633,425
Q2 Holdings, Inc.(a)	180,078	7,152,698
Qualys, Inc.(a)(b)	35,706	5,423,741
Rapid7, Inc.(a)(b)	271,789	15,627,867
RingCentral, Inc., Class A(a)	11,439	492,335
Sapiens International Corp. NV	16,121	356,597
Sprout Social, Inc., Class A(a)(b)	176,928	10,622,757
SPS Commerce, Inc.(a)(b)	49,628	6,060,571
Sumo Logic, Inc.(a)	189,873	1,667,085
Tenable Holdings, Inc.(a)(b)	217,958	8,633,316
Upland Software, Inc.(a)	6,568	68,767
Varonis Systems, Inc.(a)	630,348	17,240,018
Verint Systems, Inc.(a)	150,397	7,292,751
Vertex, Inc., Class A(a)	348	4,761
Workiva, Inc.(a)	132,659	9,006,220
Yext, Inc.(a)	820,284	3,650,264
Zeta Global Holdings Corp., Class A(a)(b)	104,911	734,377
Zuora, Inc., Class A(a)	66,116	507,771
		210,673,773
Specialty Retail — 2.6%
Aaron’s Co., Inc.	159,465	1,897,634
Academy Sports & Outdoors, Inc.	40,506	1,744,998
Security	Shares	Value
Specialty Retail (continued)
America’s Car-Mart, Inc.(a)(b)	5,850	$ 471,569
Boot Barn Holdings, Inc.(a)	25,669	1,710,069
Buckle, Inc.	52,186	1,684,564
Chico’s FAS, Inc.(a)	170,779	970,025
Conn’s, Inc.(a)(b)	311,510	2,993,611
Designer Brands, Inc., Class A	159,819	2,726,512
Group 1 Automotive, Inc.	43,546	7,776,880
Haverty Furniture Cos., Inc.	153,622	4,120,142
MarineMax, Inc.(a)	217,427	7,901,297
Murphy USA, Inc.	89,835	26,067,422
National Vision Holdings, Inc.(a)(b)	89,655	2,979,236
Shoe Carnival, Inc.	63,710	1,515,661
Signet Jewelers Ltd.	122,555	8,011,420
Sonic Automotive, Inc., Class A	231,258	12,300,613
Urban Outfitters, Inc.(a)	497,119	10,007,005
Zumiez, Inc.(a)(b)	48,294	1,253,712
		96,132,370
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.(a)	128,553	8,366,229
Xerox Holdings Corp.	77,472	1,287,585
		9,653,814
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	158,820	11,705,034
G-III Apparel Group Ltd.(a)	196,296	4,135,957
Kontoor Brands, Inc.	99,636	3,709,448
Steven Madden Ltd.	71,845	2,091,408
Vera Bradley, Inc.(a)	102,339	405,262
		22,047,109
Thrifts & Mortgage Finance — 2.7%
Essent Group Ltd.	976,203	39,038,358
Federal Agricultural Mortgage Corp., Class C	243,990	26,653,468
Flagstar Bancorp, Inc.	74,939	2,887,400
FS Bancorp, Inc.	1,167	34,671
Home Bancorp, Inc.	1,171	45,716
Merchants Bancorp	167,850	4,526,914
Mr Cooper Group, Inc.(a)	2,157	91,241
NMI Holdings, Inc., Class A(a)	589,171	12,095,681
Ocwen Financial Corp.(a)	385	10,079
Provident Bancorp, Inc.	46,455	673,133
Radian Group, Inc.	441,235	9,314,471
Southern Missouri Bancorp, Inc.	19,934	1,051,120
Walker & Dunlop, Inc.	51,402	5,163,845
Western New England Bancorp, Inc.	1,974	16,443
		101,602,540
Tobacco — 0.1%
Turning Point Brands, Inc.	114,561	2,671,563
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	345,467	36,626,411
Boise Cascade Co.	97,579	6,082,099
GATX Corp.	22,147	2,139,622
GMS, Inc.(a)	96,642	4,658,145
H&E Equipment Services, Inc.	63,483	2,009,872
MRC Global, Inc.(a)	127,452	1,240,108
NOW, Inc.(a)	90,344	1,094,969
Rush Enterprises, Inc., Class A	464,406	21,854,946
SiteOne Landscape Supply, Inc.(a)(b)	104,032	13,020,645
WESCO International, Inc.(a)(b)	98,446	12,963,369
		101,690,186

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)	27,388	$ 783,023
Total Common Stocks — 99.0% (Cost: $3,999,326,862)		3,722,772,105
Rights
Biotechnology — 0.0%
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	45,722
Household Durables — 0.0%
ZAGG, Inc., CVR(a)(b)(c)	122,846	11,056
Pharmaceuticals — 0.0%
Radius Health, Inc., CVR(a)	72,193	5,775
Zogenix, Inc., CVR(a)	87,079	59,214
		64,989
Total Rights — 0.0% (Cost: $ —)		121,767
Total Long-Term Investments — 99.0% (Cost: $3,999,326,862)		3,722,893,872
Short-Term Securities(d)(e)
Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	34,444,755	34,444,755
SL Liquidity Series, LLC, Money Market Series, 2.47%(f)	164,936,508	164,953,001
Total Short-Term Securities — 5.3% (Cost: $199,319,460)		199,397,756
Total Investments — 104.3% (Cost: $4,198,646,322)		3,922,291,628
Liabilities in Excess of Other Assets — (4.3)%		(161,106,565)
Net Assets — 100.0%		$ 3,761,185,063
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 80,626,304	$ —	$ (46,181,549)(a)	$ —	$ —	$ 34,444,755	34,444,755	$ 149,220	$ —
SL Liquidity Series, LLC, Money Market Series	161,949,528	2,969,603(a)	—	(2,337)	36,207	164,953,001	164,936,508	643,535(b)	—
				$ (2,337)	$ 36,207	$ 199,397,756		$ 792,755	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	469	09/16/22	$ 43,256	$ (2,753,633)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,722,772,105	$ —	$ —	$ 3,722,772,105
Rights	—	5,775	115,992	121,767
Short-Term Securities
Money Market Funds	34,444,755	—	—	34,444,755
	$ 3,757,216,860	$ 5,775	$ 115,992	3,757,338,627
Investments valued at NAV(a)				164,953,001
				$ 3,922,291,628
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (2,753,633)	$ —	$ —	$ (2,753,633)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Small Cap Core Fund
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust